Related Party Disclosures	12 Months Ended
Sep. 30, 2025
Disclosure of Related Party Explanatory [Abstract]
Related Party Disclosures
29.
RELATED PARTY DISCLOSURES

In the course of the Company’s ordinary business activities, the Company enters into related party transactions with its shareholders and key management personnel.

Parent and ultimate controlling party

The ultimate controlling party of the Company is L Catterton.

Transactions with key management personnel

Key management personnel for the periods presented consisted of our Chief Executive Officer, Chief Financial Officer (current and former), Chief Communications Officer, Chief Legal Officer, Chief Product Officer, Chief Sales Officer, former Chief Technical Operations Officer, President Europe, President Americas and the Board of Directors.

Key management compensation is comprised of the following:

	Year ended September 30,
	2025	2024	2023
Short-term employee benefits	19,146	16,964	16,436
Long-term employee benefits	430	-	244
Post-employment benefits	760	810	732
Termination benefits	476	19	2,053
Share-based compensation	281	2,952	54,752
Total	21,093	20,745	74,217

During both the years ended September 30, 2025 and 2024, director compensation amounted to €0.5 million. Additionally, certain non-employee directors are granted restricted share units ("RSUs") annually with a total grant date value of €0.3 million. During both the years ended September 30, 2025 and 2024, the Company incurred €0.3 million in RSU related expenses. The Company incurred no director expenses during the year ended September 30, 2023.

Key management personnel transactions

During the year ended September 30, 2024, the Company paid personal income taxes of €11.4 million ($12.6 million) for the fully vested MIP program on behalf of key management personnel. This receivable was non-interest bearing which was paid back in full in the same fiscal year.

The Company maintains a long-term business relationship related to the production of advertising content with a model agency, owned by a family member of our Chief Executive Officer. The Company incurred marketing expenses in the amount of €0.1 million, €0.1 million and €0.2 million during the years ended September 30, 2025, 2024 and 2023, respectively.

The Company leased administrative buildings from Ockenfels Group GmbH & Co. KG (“Ockenfels”), an entity managed by our Chief Executive Officer and controlled by AB-Beteiligungs GmbH and CB Beteiligungs GmbH & Co. KG, (collectively, the "Predecessor Shareholders") and made lease payments in the amount of €0.5 million during each of the years ended September 30, 2025, 2024 and 2023. The lease liability amounted to €0.9 million and €1.3 million as of September 30, 2025 and 2024, respectively. The corresponding right-of-use assets amounted to €0.8 million and €1.2 million as of September 30, 2025 and 2024, respectively. Additionally, as of September 30, 2025 and September 30, 2024, the Company also had payables due to Ockenfels in the amount of €1.8 million (Other financial liabilities - current), relating to taxes from activities prior to the Transaction, which was received on behalf of the Predecessor Shareholders.

As of September 30, 2025 and September 30, 2024, the Company had outstanding receivables of €9.8 million (Other current assets) due from Ockenfels, predominantly relating to trade and value added taxes in connection with the Transaction in 2021 and to be reimbursed by Ockenfels in accordance with the agreements governing the Transaction. Additionally, the Company recognized income of €0.1 million during the year ended September 30, 2025 for tax services provided to Ockenfels related to the Transaction. No income regarding this item was recognized during the years ended September 30, 2024 and 2023.

Other related party transactions

Transactions with other related parties primarily consisted of consulting fees for management services provided by and expenses reimbursed to L Catterton Management Company LLC and other entities affiliated with L Catterton. The Company incurred €0.2 million, €0.3 million and €0.4 million in expenses during the years ended September 30, 2025, 2024 and 2023, respectively.

The Company made sales to LVMH affiliated entities in the amounts of €0.7 million, €0.7 million and €2.3 million during the years ended September 30, 2025, 2024 and 2023, respectively.

As of September 30, 2025, the Company has a lease liability of €0.8 million owed to CB Beteiligungs GmbH & Co. KG. As of September 30, 2024, the lease liability amounted to €0.2 million. The corresponding right-of-use asset amounted to €0.7 million and €0.2 million as of September 30, 2025 and 2024, respectively.

As described in Note 14 – Equity, the Company repurchased 3,927,344 ordinary shares from MidCo for €176.4 million during the year ended September 30, 2025.

As described in Note 16 - Tax Receivable Agreement, in October 2023 the Company entered into the TRA with the pre-IPO shareholder MidCo. There were no payments made under the TRA during the year ended September 30, 2025. The outstanding balance of the TRA liability as of September 30, 2025 was €356.76 million and €359.89 million as of September 30, 2024.